16 Cash and cash equivalents and cash flow supporting notes (Details Narrative) - shares	1 Months Ended
	May 31, 2020	Oct. 31, 2019
Warrant [member]
DiscloureOfCashAndCashEquivalentsAndCashFlowSupportingNotesLineItems [Line Items]
Number of warrants issued	1,000	1,100